SHARE-BASED COMPENSATION PLAN - Long term compensation plans ("PS and SAR") (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments item R$ / shares	Dec. 31, 2019 EquityInstruments R$ / shares	Dec. 31, 2018 EquityInstruments
SHARE-BASED COMPENSATION PLAN
Number of share-based compensation plans | item	3
PSO
Number of shares
Beginning balance	5,996,437	5,045,357	5,055,519
Granted during of the year	1,770,384	2,413,038	1,415,476
Exercised	(1,789,413)	(827,065)	(751,859)
Exercised due to resignation	(21,253)	(106,983)	(153,601)
Abandoned / prescribed due to resignation	(183,799)	(527,910)	(520,178)
Ending balance	5,772,356	5,996,437	5,045,357
Average exercise price | R$ / shares	R$ 43.14	R$ 31.75
PSO | SAR and PLUS
SHARE-BASED COMPENSATION PLAN
Required investment, as a percentage of total phantom share options at grant date	5.00%
Required investment, as a percentage of total phantom share options three years after grant date	20.00%
PSO | SAR and PLUS | Minimum
SHARE-BASED COMPENSATION PLAN
Vesting period	3 years
PSO | SAR and PLUS | Maximum
SHARE-BASED COMPENSATION PLAN
Vesting period	5 years